Investment in Films and Television Programs, Net (Tables)	12 Months Ended
Jul. 31, 2026
Investment in Films and Television Programs, Net [Abstract]
Schedule of Investment in Films and Television Programs

Movement in investment in films and television programs for the years ended July 31, 2026 and 2025 is as follows:

	For the years ended July 31,
	2026	2025	2024
Beginning balance	$576,956	$800,033	$531,468
Additions	149,345	258,882	569,647
Amortization	(476,316)	(483,700)	(226,014)
Impairment	—	—	(46,453)
Foreign currency translation	(24,018)	1,741	(28,615)
Ending balance	$225,967	$576,956	$800,033